AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Principal Amount	Value
Municipal Bonds - 99.6%
Alabama - 3.3%
Alabama Highway Authority, (AG) 5.000%, 09/01/38	$5,000,000	$5,584,585
County of Jefferson Sewer Revenue 5.250%, 10/01/49	5,810,000	6,011,423
Southeast Energy Authority A Cooperative District, Series E 5.000%, 10/01/30	14,070,000	14,929,229
Southeast Energy Authority A Cooperative District, Series H 5.000%, 11/01/35	5,665,000	5,915,958

Total Alabama		32,441,195
Arizona - 0.2%
Maricopa County Industrial Development Authority, Series D 5.000%, 12/01/40	2,150,000	2,297,565
California - 5.1%
California Municipal Finance Authority, Community Medical Centers, Series A 5.000%, 02/01/31	900,000	910,262
Los Angeles Department of Water & Power, Series A, (BAM) 5.000%, 07/01/43	1,000,000	1,065,358
Los Angeles Department of Water & Power, Series B,
5.000%, 07/01/31	1,955,000	2,135,702
5.000%, 07/01/32	3,230,000	3,570,035
5.000%, 07/01/33	2,550,000	2,841,971

Los Angeles Department of Water & Power, Series C 5.000%, 07/01/30	9,500,000	10,154,883
San Francisco City & County Airport Commission, San Francisco International Airport, Series A,
5.000%, 05/01/34	5,010,000	5,243,626
5.000%, 05/01/35	5,800,000	6,054,700

University of California, Series CD,
5.000%, 05/15/36	10,000,000	11,521,339
5.500%, 05/15/40	5,000,000	5,819,797

Total California		49,317,673
Colorado - 0.5%
Colorado Health Facilities Authority, Series A 5.000%, 08/01/33	4,260,000	4,472,849
Connecticut - 1.3%
Connecticut State Health & Educational Facilities Authority,
5.000%, 07/01/31	6,205,000	6,632,838
5.000%, 07/01/33	2,750,000	2,946,902
5.000%, 07/01/34	3,250,000	3,465,858

Total Connecticut		13,045,598
	Principal Amount	Value
District of Columbia - 0.6%
District of Columbia, Series B 5.000%, 06/01/34	$5,000,000	$5,684,526
Florida - 5.7%
County of Lee FL Airport Revenue, Series 1,
5.000%, 10/01/36	1,335,000	1,460,830
5.250%, 10/01/39	1,000,000	1,103,475

County of Lee FL Airport Revenue, Series 2 5.000%, 10/01/56	1,000,000	1,071,772
County of Miami-Dade Aviation Revenue, Series A 5.000%, 10/01/35	5,000,000	5,500,943
Escambia County Health Facilities Authority 5.000%, 08/15/37	6,000,000	6,143,282
Florida Development Finance Corp. 4.000%, 11/15/33	10,000,000	10,136,071
Florida Housing Finance Corp., Series 3, (GNMA FNMA FHLMC) 4.500%, 07/01/44	4,950,000	4,921,403
Lee County Industrial Development Authority, Series 1 5.000%, 04/01/34	3,145,000	3,276,975
Miami-Dade County Educational Facilities Authority,
5.000%, 04/01/38[1]	1,500,000	1,651,778
5.000%, 04/01/41[1]	2,000,000	2,153,814

Miami-Dade County Educational Facilities Authority, Series B 5.250%, 04/01/36	5,000,000	5,652,880
State Board of Administration Finance Corp., Series A 5.526%, 07/01/34	10,000,000	10,478,459
Volusia County Educational Facility Authority 5.000%, 10/15/33	2,000,000	2,240,662

Total Florida		55,792,344
Georgia - 1.3%
Private Colleges & Universities Authority, Series A,
5.000%, 09/01/32	6,500,000	7,275,065
5.000%, 09/01/33	5,000,000	5,646,176

Total Georgia		12,921,241
Illinois - 11.2%
Chicago Midway International Airport, Series A 5.000%, 01/01/33	2,000,000	2,164,929
Chicago O'Hare International Airport, Senior Lien, Series A,
5.000%, 01/01/36	10,050,000	10,356,875
5.000%, 01/01/38	5,500,000	5,634,287

Chicago O'Hare International Airport, Series A 5.250%, 01/01/41	2,000,000	2,120,529

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Illinois - 11.2% (continued)

Chicago Transit Authority Sales Tax Receipts Fund, Series A,
5.000%, 12/01/43	$3,000,000	$3,179,577
5.250%, 12/01/51	3,600,000	3,738,442

Illinois Finance Authority, Series A,
4.000%, 08/15/37	5,910,000	5,770,985
5.000%, 04/01/34	4,640,000	5,217,422

Illinois Finance Authority, Series B 5.000%, 04/01/35	2,970,000	3,308,676
Illinois State Toll Highway Authority, Senior Revenue, Series A,
5.000%, 12/01/31	9,735,000	9,751,506
5.000%, 01/01/36	3,000,000	3,337,714

State of Illinois 5.000%, 02/01/33	7,255,000	7,953,717
State of Illinois Sales Tax Revenue, Series B 5.000%, 06/15/37	6,000,000	6,569,285
State of Illinois, Series A 5.250%, 03/01/37	8,500,000	9,095,662
State of Illinois, Series B,
5.000%, 05/01/34	10,000,000	10,762,569
5.000%, 04/01/35[1]	3,205,000	3,531,820
5.250%, 05/01/42	2,000,000	2,117,238
5.250%, 05/01/45	2,000,000	2,075,272

State of Illinois, Series C,
5.250%, 04/01/43[1]	6,000,000	6,380,748
5.250%, 04/01/44[1]	6,000,000	6,330,111

Total Illinois		109,397,364
Indiana - 0.9%
Indiana Finance Authority, Series A 5.000%, 02/01/32	5,000,000	5,537,912
Indiana Finance Authority, Series A1 5.000%, 11/15/40	3,000,000	3,261,514

Total Indiana		8,799,426
Kentucky - 3.8%
Kentucky State Property & Building Commission, Series A,
5.000%, 10/01/37	5,350,000	5,962,264
5.000%, 04/01/40	7,750,000	8,521,345
5.000%, 04/01/41	8,500,000	9,288,695

Kentucky State Property & Building Commission, Series B,
5.000%, 04/01/34	6,310,000	7,113,261
5.000%, 04/01/35	5,595,000	6,342,363

Total Kentucky		37,227,928
Louisiana - 1.5%
Louisiana Stadium & Exposition District, Series A,
5.000%, 07/01/40	2,750,000	2,935,179
5.000%, 07/01/42	11,500,000	12,166,074

Total Louisiana		15,101,253
	Principal Amount	Value
Maryland - 0.7%
Maryland Stadium Authority 5.000%, 06/01/40	$2,500,000	$2,720,835
Maryland Stadium Authority Sports Entertainment Facilities Revenue 5.000%, 06/15/37	3,320,000	3,667,938

Total Maryland		6,388,773
Massachusetts - 2.1%
Massachusetts Development Finance Agency,
5.250%, 07/01/48	4,250,000	4,275,087
5.500%, 07/01/45	1,490,000	1,540,514

Massachusetts Development Finance Agency, Series 1,
5.000%, 07/01/40	1,870,000	1,973,391
5.000%, 07/01/41	2,095,000	2,187,525

Massachusetts Development Finance Agency, Series A,
4.000%, 02/15/36[1]	6,000,000	6,371,528
5.500%, 10/01/44	1,250,000	1,330,246
5.500%, 10/01/45	1,400,000	1,476,357

Massachusetts Development Finance Agency, Series F 5.000%, 07/01/37	1,000,000	1,120,881

Total Massachusetts		20,275,529
Michigan - 2.6%
Great Lakes Water Authority Sewage Disposal System Revenue, Series B,
5.000%, 07/01/34	9,000,000	10,167,984
5.000%, 07/01/35	8,000,000	9,068,648

Great Lakes Water Authority Water Supply System Revenue, Series A 5.000%, 07/01/35	2,500,000	2,823,272
Michigan State Housing Development Authority, Series A 4.850%, 12/01/45	3,000,000	3,026,022

Total Michigan		25,085,926
New Hampshire - 0.3%
New Hampshire Business Finance Authority, Series A 5.000%, 12/01/35	3,000,000	3,285,853
New Jersey - 4.3%
New Jersey Economic Development Authority, Series A 5.250%, 11/01/40	7,000,000	7,589,949
New Jersey Economic Development Authority, Series SSS,
5.250%, 06/15/36	2,750,000	3,119,345
5.250%, 06/15/37	1,750,000	1,968,519

New Jersey State Turnpike Authority, Series D 5.000%, 01/01/28	3,000,000	3,079,781

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
New Jersey - 4.3% (continued)

New Jersey Transportation Trust Fund Authority, Series A,
5.250%, 06/15/41	$2,700,000	$2,932,994
5.250%, 06/15/42	2,250,000	2,432,680

New Jersey Transportation Trust Fund Authority, Series AA,
5.000%, 06/15/37	2,000,000	2,240,122
5.000%, 06/15/38	1,700,000	1,887,508

New Jersey Transportation Trust Fund Authority, Series B 5.000%, 06/15/33	4,450,000	4,864,148
New Jersey Transportation Trust Fund Authority, Series BB 4.000%, 06/15/37	3,000,000	3,023,280
New Jersey Turnpike Authority, Series A,
5.000%, 01/01/33[1]	2,230,000	2,430,539
5.000%, 01/01/34[1]	2,365,000	2,596,644

South Jersey Transportation Authority,
5.000%, 11/01/39	1,150,000	1,225,792
5.000%, 11/01/41	2,615,000	2,764,384

Total New Jersey		42,155,685
New York - 22.6%
City of New York 5.000%, 08/01/34	5,000,000	5,548,152
City of New York, Series 1,
5.000%, 08/01/31[1]	2,500,000	2,748,430
5.000%, 08/01/32[1]	1,700,000	1,888,060
5.000%, 08/01/35[1]	5,000,000	5,655,479
5.000%, 09/01/40	5,000,000	5,389,587

City of New York, Series C,
5.000%, 08/01/33	1,500,000	1,615,707
5.000%, 08/01/34	3,250,000	3,485,678

City of New York, Series D 5.000%, 04/01/32	1,000,000	1,107,545
City of New York, Series F,
5.000%, 08/01/32	3,500,000	3,888,428
5.000%, 08/01/36	5,000,000	5,550,177

City of New York, Series L-5 5.000%, 04/01/33	5,950,000	6,471,785
Metropolitan Transportation Authority, Series A 5.000%, 11/15/37	7,460,000	8,224,369
Metropolitan Transportation Authority, Series B,
5.000%, 11/15/31	12,450,000	13,828,300
5.000%, 11/15/33	3,490,000	3,954,447

New York City Municipal Water Finance Authority, Series DD,
5.000%, 06/15/37[1]	2,000,000	2,298,325
5.000%, 06/15/38[1]	5,000,000	5,744,112

New York City Transitional Finance Authority Building Aid Revenue, Series 2, (ST AID)
5.000%, 07/15/36	4,500,000	5,180,409
5.000%, 07/15/37	5,000,000	5,711,824

	Principal Amount	Value

New York City Transitional Finance Authority Future Tax Secured Revenue, Series 1,
5.000%, 11/01/32	$3,150,000	$3,521,264
5.000%, 11/01/36	2,500,000	2,835,932
5.000%, 11/01/37	1,700,000	1,885,253
5.000%, 11/01/37	2,500,000	2,811,296
5.000%, 11/01/39	4,000,000	4,356,232
5.000%, 02/01/42	4,300,000	4,658,985
5.000%, 02/01/43	4,610,000	4,961,480

New York City Transitional Finance Authority Future Tax Secured Revenue, Series B 5.000%, 05/01/33	1,360,000	1,525,924
New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1,
5.000%, 05/01/40	2,500,000	2,683,847
5.000%, 05/01/41	2,750,000	2,942,661

New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 5.000%, 02/01/37	4,400,000	4,697,381
New York State Dormitory Authority 4.000%, 05/01/39	2,000,000	1,938,961
New York State Dormitory Authority, Series A,
5.000%, 03/15/36	10,000,000	11,407,650
5.000%, 03/15/37	8,000,000	9,042,449
5.000%, 03/15/40	1,400,000	1,518,906
5.000%, 03/15/41	5,940,000	6,415,837
5.000%, 03/15/41	1,200,000	1,317,224

New York State Dormitory Authority, Series C,
5.000%, 03/15/34	4,285,000	4,852,160
5.000%, 03/15/35	3,500,000	3,984,661

New York State Thruway Authority, Series A 5.000%, 01/01/44	1,350,000	1,451,947
New York Transportation Development Corp.,
4.000%, 10/31/41	1,250,000	1,190,692
4.000%, 10/31/46	1,500,000	1,340,988
5.000%, 12/01/31	1,100,000	1,190,272
5.000%, 12/01/32	1,450,000	1,563,391
5.000%, 12/01/33	1,000,000	1,074,057
5.000%, 12/01/36	10,000,000	10,553,156
5.000%, 06/30/49	2,010,000	1,997,925
5.250%, 06/30/49	5,000,000	4,997,170
6.000%, 06/30/44	1,320,000	1,438,828
6.000%, 06/30/50	2,000,000	2,119,962
6.000%, 06/30/54	3,000,000	3,107,560

New York Transportation Development Corp., Series A 5.500%, 12/31/54	4,500,000	4,531,203
Port Authority of New York & New Jersey, Series 221 5.000%, 07/15/32	5,000,000	5,321,191
Triborough Bridge & Tunnel Authority, Series A,
5.000%, 12/01/42	1,000,000	1,086,922
5.000%, 12/01/43	1,500,000	1,618,286

Utility Debt Securitization Authority, Series 2 5.000%, 06/15/37	9,000,000	10,339,195

Total New York		220,571,662

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
North Carolina - 2.3%
County of Union Enterprise System Revenue,
1.750%, 06/01/34	$3,300,000	$2,769,798
1.750%, 06/01/35	4,225,000	3,459,138
1.850%, 06/01/36	4,315,000	3,470,214
2.125%, 06/01/40	3,350,000	2,492,716

Nash Health Care Systems 5.000%, 02/01/32	1,000,000	1,087,967
North Carolina Turnpike Authority, Series A, (AG) 5.000%, 01/01/58	9,000,000	8,995,545

Total North Carolina		22,275,378
North Dakota - 1.0%
North Dakota Housing Finance Agency, Series A 4.940%, 07/01/45	3,000,000	3,037,859
North Dakota Housing Finance Agency, Series C 4.700%, 07/01/45	6,500,000	6,484,347

Total North Dakota		9,522,206
Ohio - 0.9%
Columbus Regional Airport Authority, Series A,
5.000%, 01/01/34	1,300,000	1,426,366
5.000%, 01/01/35	1,200,000	1,315,358
5.000%, 01/01/36	2,500,000	2,719,947

Ohio Housing Finance Agency, Series A, (GNMA FNMA FHLMC) 4.350%, 09/01/44	2,865,000	2,836,417

Total Ohio		8,298,088
Oklahoma - 0.2%
Oklahoma Turnpike Authority, Series B 5.000%, 01/01/41	1,750,000	1,914,531
Pennsylvania - 4.8%
Allegheny County Airport Authority, Series A 5.000%, 01/01/32	2,215,000	2,361,801
City of Philadelphia, Series C,
5.000%, 08/01/33	1,000,000	1,129,713
5.000%, 08/01/34	1,305,000	1,485,331
5.000%, 08/01/35	2,000,000	2,288,253

Commonwealth Financing Authority, Pennsylvania Tobacco 5.000%, 06/01/32	7,910,000	8,206,178
Hospitals & Higher Education Facilities Authority of Philadelphia, (AG)
4.000%, 07/01/38	2,500,000	2,450,417
4.000%, 07/01/39	2,000,000	1,935,015

Pennsylvania Economic Development Financing Authority,
5.250%, 06/30/35	5,015,000	5,433,749
5.750%, 06/30/48	8,000,000	8,310,413

Pennsylvania Economic Development Financing Authority, Series B 5.000%, 03/15/39	1,020,000	1,098,066
	Principal Amount	Value

Pennsylvania Housing Finance Agency, Series 146A 4.500%, 10/01/44	$6,500,000	$6,453,208
Pennsylvania Turnpike Commission, Series FIRS 5.000%, 06/01/32	5,000,000	5,554,677

Total Pennsylvania		46,706,821
Rhode Island - 0.8%
Rhode Island Health and Educational Building Corp. 5.250%, 05/15/49	5,175,000	5,180,705
Rhode Island Health and Educational Building Corp., Series B 5.000%, 05/15/31	2,080,000	2,240,269

Total Rhode Island		7,420,974
South Carolina - 1.9%
Richland County School District No 2, Series A, (South Carolina School District)
2.000%, 03/01/38	6,190,000	4,830,284
2.000%, 03/01/39	10,080,000	7,641,743

South Carolina Public Service Authority, Series B,
5.000%, 12/01/41	2,250,000	2,426,395
5.000%, 12/01/43	3,725,000	3,963,907

Total South Carolina		18,862,329
Tennessee - 1.2%
City of Chattanooga Electric System Revenue 2.000%, 09/01/39	8,925,000	6,675,156
Metropolitan Nashville Airport Authority[The], Series B,
5.000%, 07/01/37	1,750,000	1,919,129
5.000%, 07/01/38	1,000,000	1,088,804
5.000%, 07/01/39	1,500,000	1,622,342

Total Tennessee		11,305,431
Texas - 13.2%
Central Texas Regional Mobility Authority, Series A,
5.000%, 01/01/35	1,000,000	1,129,330
5.000%, 01/01/36	1,000,000	1,132,840
5.000%, 01/01/37	1,415,000	1,589,615
5.000%, 01/01/38	1,700,000	1,895,660
5.000%, 01/01/39	1,300,000	1,439,720

Central Texas Regional Mobility Authority, Series B,
5.000%, 01/01/40	1,000,000	1,093,399
5.000%, 01/01/41	1,200,000	1,305,230

Central Texas Turnpike System, Series C,
5.000%, 08/15/39	1,250,000	1,357,553
5.000%, 08/15/40	1,500,000	1,617,314
5.000%, 08/15/41	1,500,000	1,610,420
5.000%, 08/15/42	1,000,000	1,068,409

City of Austin Electric Utility Revenue 5.000%, 11/15/35	3,500,000	3,886,730

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Texas - 13.2% (continued)

City of Houston Airport System, Series A,
4.000%, 07/01/35	$1,100,000	$1,092,153
4.000%, 07/01/36	1,100,000	1,078,967
5.000%, 07/01/34	2,835,000	3,022,022

City of Houston TX Hotel Occupancy Tax & Special Revenue, Series C 5.000%, 09/01/38[1]	3,600,000	3,972,355
City of Houston, Series A,
5.000%, 03/01/40	2,000,000	2,159,211
5.000%, 03/01/41	2,200,000	2,365,220
5.000%, 03/01/42	2,245,000	2,403,733

City of San Antonio Electric & Gas Systems, Series A,
5.000%, 02/01/34	3,750,000	4,203,494
5.000%, 02/01/35	3,000,000	3,343,209
5.000%, 02/01/37	2,410,000	2,572,240
5.000%, 02/01/38	2,385,000	2,535,351

City of San Antonio Electric & Gas Systems, Series D 5.000%, 02/01/39	6,455,000	7,120,559
City of San Antonio TX Electric & Gas Systems Revenue, Series A,
5.000%, 02/01/36	6,000,000	6,808,926
5.000%, 02/01/39	7,500,000	8,346,409

County of Harris Toll Road First Lien, Series A 5.000%, 08/15/34	3,200,000	3,577,517
County of Harris Toll Road Revenue, Series A 5.000%, 08/15/36	3,700,000	4,135,389
Harris County-Houston Sports Authority, Series B, (AG) 5.000%, 11/15/44	2,115,000	2,212,864
Lamar Consolidated Independent School District 5.000%, 02/15/34	5,965,000	6,590,170
Lower Colorado River Authority, Series A,
5.000%, 05/15/31	2,300,000	2,516,104
5.000%, 05/15/32	2,000,000	2,210,198

North East Texas Regional Mobility Authority, Series A,
5.000%, 01/01/41	1,700,000	1,800,609
5.000%, 01/01/42	1,055,000	1,110,895
5.000%, 01/01/43	1,185,000	1,243,740

North Texas Tollway Authority, Series A 5.000%, 01/01/39	2,750,000	3,045,870
North Texas Tollway Authority, Series B 5.000%, 01/01/33	4,400,000	4,899,138
Prosper Independent School District, Series A, (PSF-GTD)
1.750%, 02/15/34	3,565,000	2,964,270
1.750%, 02/15/35	5,155,000	4,179,984

Tarrant County Cultural Education Facilities Finance Corp., Series 1 5.000%, 11/15/51	3,000,000	3,291,981
	Principal Amount	Value

Tarrant County Cultural Education Facilities Finance Corp., Series 2 5.000%, 11/15/51	$2,500,000	$2,760,402
Texas Private Activity Bond Surface Transportation Corp.,
5.500%, 06/30/41	1,000,000	1,048,324
5.500%, 06/30/42	1,000,000	1,045,815
5.500%, 06/30/43	1,000,000	1,041,747

Texas Private Activity Bond Surface Transportation Corp., Series A,
4.000%, 12/31/37	5,000,000	4,876,313
4.000%, 12/31/38	3,735,000	3,604,789

Total Texas		128,306,188
Utah - 2.2%
Downtown Revitalization Public Infrastructure District, Series A, (AG)
5.000%, 06/01/36	1,620,000	1,712,706
5.000%, 06/01/37	1,700,000	1,790,873

Intermountain Power Agency,
5.000%, 07/01/33	3,150,000	3,487,517
5.000%, 07/01/34	3,000,000	3,304,386

Intermountain Power Agency, Series A 5.000%, 07/01/34	5,250,000	5,695,772
Salt Lake City Corp. Airport Revenue, Series A 5.000%, 07/01/30	5,000,000	5,197,870

Total Utah		21,189,124
Virginia - 0.6%
Virginia Small Business Financing Authority,
4.000%, 01/01/37	3,000,000	2,924,808
4.000%, 01/01/38	3,000,000	2,896,159

Total Virginia		5,820,967
Washington - 0.3%
Washington Health Care Facilities Authority, Series A 5.000%, 08/01/38	3,270,000	3,371,154
West Virginia - 1.4%
West Virginia Hospital Finance Authority, Series B 6.000%, 09/01/48	5,250,000	5,622,090
West Virginia Parkways Authority,
5.000%, 06/01/37	1,450,000	1,552,874
5.000%, 06/01/38	2,000,000	2,132,702
5.000%, 06/01/39	4,200,000	4,457,669

Total West Virginia		13,765,335
Wisconsin - 0.8%
Public Finance Authority,
5.750%, 06/30/60	3,000,000	3,094,399
6.500%, 06/30/60	3,000,000	3,268,517

AMG GW&K Municipal Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Wisconsin - 0.8% (continued)

State of Wisconsin, Series 1 5.000%, 05/01/32[1]	$1,125,000	$1,230,211

Total Wisconsin		7,593,127

Total Municipal Bonds (Cost $983,354,715)		970,614,043
Short-Term Investments - 4.1%
Repurchase Agreements - 4.1%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $40,002,722 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $40,798,991)	39,999,000	39,999,000

Total Short-Term Investments (Cost $39,999,000)		39,999,000
Value

Total Investments - 103.7% (Cost $1,023,353,715)	$1,010,613,043
Other Assets, less Liabilities - (3.7)%	(36,057,527)
Net Assets - 100.0%	$974,555,516

[1]	All or part of a security is delayed delivery transaction. The market value for delayed delivery securities at March 31, 2026, amounted to $54,983,954 or 5.6% of net assets.

AG	Assured Guaranty
BAM	Build America Mutual Assurance Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
PSF-GTD	Permanent School Fund Guaranteed
ST AID	State Aid Withholding
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds†	—	$970,614,043	—	$970,614,043
Short-Term Investments
Repurchase Agreements	—	39,999,000	—	39,999,000
Total Investments in Securities	—	$1,010,613,043	—	$1,010,613,043

†	All municipal bonds held in the Fund are Level 2 securities. For a detailed breakout of municipal bonds by major classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.